Investments in Joint Ventures and Joint Operations - Joint venture equity method investments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests In Other Entities [Abstract]
Beginning balance	£ 0	£ 424
Additional equity	1,827	242
Foreign exchange differences	(9)	25
Share of the losses	(1,645)	(691)	£ (1,152)
Ending balance	£ 173	£ 0	£ 424